Prepayment and Other Current Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Deductible VAT	382	355
Deposits	6,592	4,504
Receivables due from third-party online payment platforms	640	844
Staff advances	1,111	195
Receivable from borrowers for the guarantee payment to commercial bank	18,218	18,212
Others	12,318	2,199
Less: provisions for prepayment and other current assets	(23,275)	(18,212)
Total prepayment and other current assets, net	15,986	8,097

The following is a summary of prepayments and other current assets:

	December 31, 2022	December 31, 2023
	RMB	RMB
Deductible VAT	1,625	382
Deposits	7,984	6,592
Receivables due from third-party online payment platforms	1,197	640
Staff advances	1,336	1,111
Prepaid promotion expenses	40,295	-
Receivable from borrowers for the guarantee payment to commercial bank	14,857	18,218
Others	11,047	12,318
Less: provisions for prepayment and other current assets	(31,733)	(23,275)
Total prepayment and other current assets, net	46,608	15,986